Revenues from Contracts with Customers - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	9 Months Ended				12 Months Ended
	Sep. 30, 2020		Sep. 30, 2019		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 3,937		$ 4,693		$ 6,522		$ 6,127		$ 4,024
Net derivative gains	3	[1]	2	[1]	1	[2]	(1)	[2]	0	[2]
Revenues	3,940		4,695		6,523		6,126		4,024
LNG [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	3,585	[3]	3,676	[3]	5,210		4,828		2,635
Revenues	3,588		3,678		5,211		4,827		2,635
LNG—affiliate [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	352		1,017		1,312		1,299		1,389
Revenues	352		$ 1,017		$ 1,312		$ 1,299		$ 1,389
Suspension Fees And LNG Cover Damages Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	513
Suspension Fees And LNG Cover Damages Revenue [Member] | Subsequent Period [Member]
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 21

[1]	See Note 6—Derivative Instruments for additional information about our derivatives.
[2]	See Note 7—Derivative Instruments for additional information about our derivatives.
[3]	LNG revenues include revenues for LNG cargoes in which our customers exercised their contractual right to not take delivery but remained obligated to pay fixed fees irrespective of such election. LNG revenues during the nine months ended September 30, 2020 included $513 million in revenues associated with LNG cargoes for which customers have notified us that they will not take delivery, of which $21 million would have otherwise been recognized subsequent to September 30, 2020, if the cargoes were lifted pursuant to the delivery schedules with the customers. Revenue is generally recognized upon receipt of irrevocable notice that a customer will not take delivery because our customers have no contractual right to take delivery of such LNG cargo in future periods and our performance obligations with respect to such LNG cargo have been satisfied.